CONVERTIBLE NOTES PAYABLE (Narrative) (Details) - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 10, 2016	Jul. 05, 2016	Apr. 06, 2016	Mar. 31, 2016	Mar. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 18, 2015	Feb. 10, 2015
Debt Instrument [Line Items]
Convertible note payable										$ 160,000	$ 381,000
Convertible notes payable-current portion, net										125,547	108,207
Original issue discount										34,453	272,793
Exercise price (in dollars per share)													$ 1.29
Net cash proceeds received from initial borrowing									$ 316,478	316,478	339,900
Loss on origination of derivative liability									(365,576)	(1,894,258)	(23,593)
Components of convertible debt, net
Debt discount - conversion feature									11,237
Debt discount amortization and interest expense									266,711	267,258	82,500
Deferred financing costs, net											32,400
Amortization of deferred financing costs									$ 32,400	32,400	8,700
Proceeds from debt, net										50,000
Advances from officers and directors										71,008
Convertible Note [Member] | Typenex Co Investment Llc [Member]
Debt Instrument [Line Items]
Debt instrument initial borrowing											381,000
Components of convertible debt, net
Accrued interest payable										$ 5,876	$ 5,121
Convertible Note [Member] | Tangiers Investment Group, LLC [Member]
Components of convertible debt, net
Number of Common shares converted										2,843,698
2016 Convertible Notes [Member]
Components of convertible debt, net
Debt discount amortization and interest expense										$ 267,258
Interest expense										35,719
Deferred financing costs, net										0
Amortization of deferred financing costs										32,400
Aggregate fair value of the derivative liabilities										$ 557,000
Accured interest converted in common stock										497,296
2015 Convertible Notes [Member]
Debt Instrument [Line Items]
Number of trading days immediately preceding the applicable conversion											180 days
Components of convertible debt, net
Debt discount amortization and interest expense											$ 82,500
Interest expense											$ 5,121
Holding rate of issued and outstanding common stock											9.99%
Deferred financing costs, net											$ 41,100
Amortization of deferred financing costs											8,700
Aggregate fair value of the derivative liabilities											$ 355,293
2015 Convertible Notes [Member] | Minimum [Member]
Components of convertible debt, net
Prepayment premiums											10.00%
Minimum default penalty amount, rate											25.00%
2015 Convertible Notes [Member] | Maximum [Member]
Components of convertible debt, net
Prepayment premiums											40.00%
Minimum default penalty amount, rate											50.00%
SlainteVentures, LLC [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate		12.00%										18.00%
Components of convertible debt, net
Accrued interest payable			$ 102,000
Proceeds from debt, net		$ 50,000	75,000		$ 81,978
Advances from officers and directors			$ 52,500
Tangiers Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate										10.00%
Expiration date										Jul. 08, 2017
Components of convertible debt, net
Proceeds from debt, net										$ 35,000
JSJ Investments [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	12.00%
Components of convertible debt, net
Proceeds from debt, net	$ 125,000
Average closing price of common stock	$ 0.20
Conversions rate on issue and outstandng common stock	4.99%
Vis Vires Group, Inc. [Member] | SlainteVentures, LLC [Member]
Debt Instrument [Line Items]
Expiration date										Jan. 10, 2017
Components of convertible debt, net
Minimum default penalty amount, rate										15.00%
Repayment of principal and accrued interest				$ 59,000
Average closing price of common stock										$ 0.45